WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 33.1%
FHLMC - 7.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40-11/1/50	3,649,622	$3,049,366
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	98,184	82,006	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 4/1/52	7,501,610	6,274,053
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	1,145,963	1,092,237
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	553,711	517,384
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51-3/1/52	3,781,517	3,285,940
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/52	367,770	274,872
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/52	2,948,860	2,636,072
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/52	180,776	166,496	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52- 8/1/53	1,011,043	1,004,369
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 5/1/53	1,137,441	1,108,519
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53	180,359	184,471
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	183,726	185,024

Total FHLMC				19,860,809

FNMA - 12.6%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40-3/1/52	5,176,938	4,281,970
Federal National Mortgage Association (FNMA)	2.500%	11/1/41-2/1/52	2,398,955	2,065,947
Federal National Mortgage Association (FNMA)	1.500%	3/1/42	297,074	238,365	(a)
Federal National Mortgage Association (FNMA)	2.500%	3/1/42-5/1/42	516,216	445,947	(a)
Federal National Mortgage Association (FNMA)	3.000%	4/1/42	85,880	76,051	(a)
Federal National Mortgage Association (FNMA)	3.000%	5/1/42-1/1/52	3,476,105	3,051,177
Federal National Mortgage Association (FNMA)	2.000%	8/1/42	300,000	251,004	(a)
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-4/1/52	642,429	601,591

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-6/1/52	822,012	$741,050
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/58	1,057,735	1,007,504
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-2/1/53	882,899	862,825
Federal National Mortgage Association (FNMA)	6.000%	4/1/53	92,716	93,353
Federal National Mortgage Association (FNMA)	5.500%	5/1/53	98,356	98,301
Federal National Mortgage Association (FNMA)	4.000%	3/1/54	2,900,000	2,668,381	(b)
Federal National Mortgage Association (FNMA)	4.500%	3/1/54	5,400,000	5,112,093	(b)
Federal National Mortgage Association (FNMA)	5.000%	3/1/54	8,400,000	8,146,692	(b)
Federal National Mortgage Association (FNMA)	5.500%	3/1/54	2,600,000	2,572,256	(b)
Federal National Mortgage Association (FNMA)	6.000%	4/1/54	2,400,000	2,409,822	(b)

Total FNMA				34,724,329

GNMA - 13.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	224,567	199,929
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,647	29,662
Government National Mortgage Association (GNMA)	3.500%	5/15/50	39,855	36,755
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-9/20/52	1,205,379	1,159,776
Government National Mortgage Association (GNMA) II	4.000%	3/20/48-5/20/52	818,484	771,154
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-6/20/53	2,072,049	2,031,236
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	88,769	80,371
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	235,228	206,786
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	1,787,255	1,502,525

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	203,800		$166,087
Government National Mortgage Association (GNMA) II	5.500%	1/20/53	747,209		743,133
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	794,847		805,522
Government National Mortgage Association (GNMA) II	4.000%	3/20/54	600,000		558,454	(b)
Government National Mortgage Association (GNMA) II	4.500%	3/20/54	7,300,000		6,971,817	(b)
Government National Mortgage Association (GNMA) II	5.000%	3/20/54	14,100,000		13,773,726	(b)
Government National Mortgage Association (GNMA) II	5.500%	3/20/54	7,400,000		7,351,727	(b)

Total GNMA					36,388,660

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $92,408,723)					90,973,798

CORPORATE BONDS & NOTES - 17.9%
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.3%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	921,952	(c)

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,110,000		1,579,637	(d)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	160,000		137,969
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	130,000		94,153
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000		290,405
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000		304,237	(d)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000		222,200	(d)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000		9,425
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000		498,828

Total Media					3,136,854

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	$505,536	(d)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000	677,102	(d)

Total Wireless Telecommunication Services				1,182,638

TOTAL COMMUNICATION SERVICES				5,241,444

CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	890,000	730,382
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	209,775
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	638,570
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	290,018
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	69,885
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	580,000	558,053	(d)

Total Automobiles				2,496,683

Broadline Retail - 0.4%
Prosus NV, Senior Notes	3.061%	7/13/31	1,110,000	896,493	(d)

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	40,000	41,010	(d)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	30,000	30,243	(d)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	590,000	533,965
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	400,097	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	740,000	729,851
Sands China Ltd., Senior Notes	2.550%	3/8/27	500,000	450,694
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	576,082
Sands China Ltd., Senior Notes	3.100%	3/8/29	330,000	285,049
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	166,882
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	123,997	(d)

Total Hotels, Restaurants & Leisure				3,337,870

TOTAL CONSUMER DISCRETIONARY				6,731,046

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	312,422
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	301,181
Continental Resources Inc., Senior Notes	2.268%	11/15/26	320,000	293,813	(d)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	630,000	617,959	(d)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	221,739
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	25,963

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	$26,164
Devon Energy Corp., Senior Notes	4.500%	1/15/30	84,000	80,228
Devon Energy Corp., Senior Notes	5.600%	7/15/41	145,000	136,591
Devon Energy Corp., Senior Notes	4.750%	5/15/42	160,000	135,537
Ecopetrol SA, Senior Notes	5.375%	6/26/26	220,000	216,665
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	874,894
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.597%	3/18/24	1,930,000	1,909,084	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	77,740	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	299,575	(e)(f)
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	198,455
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	120,499	(f)
EQT Corp., Senior Notes	6.125%	2/1/25	144,000	144,335
EQT Corp., Senior Notes	3.900%	10/1/27	620,000	587,162
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	750,000	725,757	(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	484,301	(d)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	67,412	(d)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	236,303	(d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	560,000	523,502
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	114,809
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	290,901
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,390,000	1,286,292
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	190,000	170,431
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	410,000	360,670
YPF SA, Senior Secured Notes	9.000%	2/12/26	598,431	598,687	(d)

TOTAL ENERGY				11,439,071

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 4.4%
Banks - 3.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000		$766,251	(f)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	820,000		759,052	(f)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	440,000		369,685	(f)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	1,130,000		945,486	(d)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,304,073	(c)(e)(f)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		426,474	(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,020,000		1,042,387	(d)(e)(f)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	520,000		500,965	(d)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,380,759	(c)(e)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	470,000		464,686
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		120,210	(f)

Total Banks					9,080,028

Capital Markets - 0.5%
Credit Suisse AG AT1 Claim	—	—	1,680,000		205,800	*(g)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,440,000		1,210,642	(d)(f)

Total Capital Markets					1,416,442

Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000		541,615
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		624,414

Total Financial Services					1,166,029

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	510,000	$518,634

TOTAL FINANCIALS				12,181,133

HEALTH CARE - 1.1%
Health Care Providers & Services - 0.5%
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	31,376	31,573
Dignity Health, Secured Notes	5.267%	11/1/64	770,000	715,944
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	574,017
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	41,550	(d)

Total Health Care Providers & Services				1,363,084

Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	927,396
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	690,058

Total Pharmaceuticals				1,617,454

TOTAL HEALTH CARE				2,980,538

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Boeing Co., Senior Notes	5.930%	5/1/60	130,000	124,614
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	256,768	(d)

Total Aerospace & Defense				381,382

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	26,389	(d)

Commercial Services & Supplies - 0.1%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	160,000	163,858	(d)

Passenger Airlines - 0.9%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	115,707	(d)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	208,250	205,703	(d)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	282,411	(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,010,000	1,856,003	(d)

Total Passenger Airlines				2,459,824

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,540,000	1,391,102	(d)

TOTAL INDUSTRIALS				4,422,555

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	280,000	$277,258

MATERIALS - 1.5%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	810,000	707,195	(c)
OCP SA, Senior Notes	5.625%	4/25/24	1,100,000	1,099,369	(d)

Total Chemicals				1,806,564

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	740,000	730,883	(d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	276,447	(d)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	400,000	372,836
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	910,000	972,002

Total Metals & Mining				2,352,168

TOTAL MATERIALS				4,158,732

UTILITIES - 0.6%
Electric Utilities - 0.6%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	792,594
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	460,000	417,992
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	550,000	538,442	(d)

Total Utilities				1,749,028

TOTAL CORPORATE BONDS & NOTES (Cost - $52,451,171)				49,180,805

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 13.8%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	7.158%	9/15/34	590,000	548,511	(d)(f)
BANK, 2018-BN15 B	4.661%	11/15/61	1,050,000	996,272	(f)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	205,918	(f)
Bear Stearns Mortgage Funding Trust, 2007- AR1 1A1 (1 mo. Term SOFR + 0.274%)	5.595%	1/25/37	987,331	832,115	(f)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	230,000	240,414	(f)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. Term SOFR + 2.964%)	8.282%	9/15/36	850,000	833,410	(d)(f)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.322%	10/15/38	836,665	823,498	(d)(f)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.599%	6/15/40	160,000	160,726	(d)(f)

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.103%	5/15/37	1,170,000	$1,162,638	(d)(f)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.575%	10/15/36	1,030,000	973,873	(d)(f)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.369%	9/15/34	824,957	793,615	(d)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	316,290
CENT Trust, 2023-CITY A (1 mo. Term SOFR + 2.620%)	7.938%	9/15/38	730,000	735,335	(d)(f)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	5.260%	6/19/31	2,989	2,901	(f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	6,386	6,093	(f)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	170,000	159,031
Citigroup Commercial Mortgage Trust, 2016-C1 A4	3.209%	5/10/49	150,000	142,749
Citigroup Commercial Mortgage Trust, 2023- SMRT A	5.820%	10/12/40	330,000	335,489	(d)(f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	5.695%	11/25/35	81,085	66,303	(f)
Countrywide Alternative Loan Trust, 2005- 28CB 2A3	5.750%	8/25/35	739,744	488,761
Countrywide Alternative Loan Trust, 2005- 52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%, 0.000% floor)	0.000%	11/25/35	3,041,412	140,129	(f)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.955%	1/25/46	63,467	54,750	(f)
Countrywide Alternative Loan Trust, 2006- 4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%, 0.000% floor)	0.000%	4/25/36	5,426,174	327,126	(f)
Countrywide Alternative Loan Trust, 2006- 8T11A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.065%	4/25/36	3,386,026	303,410	(f)
Countrywide Alternative Loan Trust, 2006- 21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.165%	7/25/36	1,455,710	117,500	(f)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	1,932,399	(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,229,000	1,048,726	(d)(f)
CSMC Trust, 2021-RPL1 A2	6.937%	9/27/60	872,926	842,773	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.843%	10/25/66	1,000,367	$995,905	(d)(f)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	615,866	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.885%	6/25/34	2,654	2,400	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	3,000,000	204,969	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.718%	12/25/30	13,433,027	518,211	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K514 X1, IO	0.964%	12/25/28	4,900,000	200,546	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	712,467	701,360	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,967,687	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.722%	8/25/33	520,000	564,951	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.536%	7/25/39	1,510,966	1,573,479	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.686%	1/25/40	1,790,000	1,843,493	(d)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	23,084	24,790
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	5.650%	2/25/36	33,170	25,008	(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,099,756	21	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	1,020,353	2,079	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.153%	2/16/48	173,831	588	(f)

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	911,919	$22,442	(f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.145%	1/16/55	30,332,390	133,118	(f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	2,841,000	94,647	(f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.584%	7/16/58	490,160	13,643	(f)
GreenPoint Mortgage Funding Trust, 2006- AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.895%	4/25/36	358	2,193	(f)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	777,253
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.614%	11/19/46	67,141	45,308	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.940%	6/15/35	10,150,000	127,210	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	10.182%	12/15/36	2,079,000	157,103	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.682%	12/15/36	2,173,000	118,901	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.697%	11/15/38	640,000	611,303	(d)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,147,742	(d)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.915%	11/25/46	8,213	9,749	(f)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.582%	11/15/38	1,522,692	1,510,679	(d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.544%	5/25/34	24,262	20,998	(f)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	178,000	160,671
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.092%	10/15/54	6,352,353	326,472	(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	163,893
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	2,862,000	1,800,110	(d)(f)

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.708%	8/25/36	59,458	$57,498	(f)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	588,867	565,368	(d)(f)
Residential Asset Securitization Trust, 2005- A152A11, IO (-1.000 x 1 mo. Term SOFR+ 5.436%)	0.115%	2/25/36	8,167,516	620,498	(f)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.318%	2/15/39	640,130	513,118	(d)(f)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	7,530,000	34,917	(d)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	6.717%	4/25/34	10,354	10,263	(f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,453,302	(d)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	423,589	398,569
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,303,804	1,269,657	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.081%	2/25/46	1,183,254	1,018,125	(f)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	1,190,000	929,597	(d)(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $65,832,277)				37,946,455

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.1%
U.S. Government Obligations - 13.1%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	502,669
U.S. Treasury Bonds	3.750%	11/15/43	5,600,000	5,022,500	(i)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	196,676
U.S. Treasury Bonds	4.750%	11/15/53	2,780,000	2,958,528
U.S. Treasury Notes	4.500%	9/30/28	390,000	395,332
U.S. Treasury Notes	3.750%	12/31/28	15,810,000	15,453,040
U.S. Treasury Notes	3.875%	7/31/30	7,350,000	7,235,443
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,144,916
U.S. Treasury Notes	3.875%	8/15/33	2,120,000	2,057,228

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $37,203,815)				35,966,332

SOVEREIGN BONDS - 11.4%
Argentina - 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435	66,683

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government
International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	648,100		$298,612
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,190,000		429,894
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,668,882		1,037,528	(d)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	100,000		38,875	(c)

Total Argentina					1,871,592

Brazil - 5.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	26,142,000	BRL	5,253,208
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	37,057,000	BRL	7,230,620
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000	BRL	1,288,586

Total Brazil					13,772,414

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		266,239

Dominican Republic - 0.1%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000	DOP	294,395	(d)

India - 2.3%
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,679,035
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,257,659
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000	INR	1,461,162

Total India					6,397,856

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		464,948

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	30,000,000	JMD	203,711

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,000,000		959,959	(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.6%
Mexican Bonos, Bonds	8.000%	11/7/47	87,460,000	MXN$	4,497,012
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900	MXN	2,576,180

Total Mexico					7,073,192

TOTAL SOVEREIGN BONDS (Cost - $32,967,644)					31,304,306

ASSET-BACKED SECURITIES - 10.3%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.940%	7/1/39	100,000		79,437	(f)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.576%	10/15/29	560,000		560,307	(d)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	140,000		140,000	(d)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.470%	7/25/32	9,255		9,426	(f)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.529%	10/20/30	250,000		251,327	(d)(f)
Barings CLO Ltd., 2018-2A B (3 mo. Term SOFR + 2.162%)	7.476%	4/15/30	2,480,000		2,484,618	(d)(f)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. Term SOFR + 3.212%)	8.526%	4/15/29	1,670,000		1,661,694	(d)(f)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.584%	8/19/38	1,321,832		1,304,450	(d)(f)
Carlyle Global Market Strategies CLO Ltd., 2015-1A DR3 (3 mo. Term SOFR + 3.212%)	8.529%	7/20/31	250,000		245,758	(d)(f)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	8.178%	4/17/30	840,000		809,689	(d)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	5.552%	4/15/37	565,186		525,166	(f)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,094,315		1,848,474	(d)
Dryden CLO Ltd., 2021-87A D (3 mo. Term SOFR + 3.212%)	8.531%	5/20/34	240,000		233,444	(d)(f)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,497,776		2,473,848	(d)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	5.635%	8/25/36	309,557		100,086	(f)
GoldenTree Loan Opportunities Ltd., 2014-9A CR2 (3 mo. Term SOFR + 2.362%)	7.681%	10/29/29	2,270,000		2,270,000	(d)(f)
GoldenTree Loan Opportunities Ltd., 2014-9A DR2 (3 mo. Term SOFR + 3.262%)	8.581%	10/29/29	1,550,000		1,550,000	(d)(f)
Golub Capital Partners CLO Ltd., 2019-45A C
(3 mo. Term SOFR + 4.062%)	9.379%	10/20/31	950,000		956,708	(d)(f)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	$1,025,879	(d)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.227%	4/17/34	1,840,000	1,848,079	(d)(f)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.779%	1/20/33	860,000	782,707	(d)(f)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.729%	4/20/34	1,520,000	1,487,698	(d)(f)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.568%	10/20/36	230,000	232,825	(d)(f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.875%	6/25/46	10,534	24,233	(f)
Magnetite Ltd., 2019-22A CR (3 mo. Term SOFR + 2.212%)	7.526%	4/15/31	350,000	349,472	(d)(f)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	8.886%	1/25/32	250,000	250,246	(d)(f)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.985%	10/25/33	680,000	688,964	(d)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.955%	6/25/46	63,135	60,510	(d)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	418,582	356,729	(d)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.725%	1/25/33	560,524	534,917	(f)
Neuberger Berman Loan Advisers CLO Ltd., 2018-30A DR (3 mo. Term SOFR + 3.112%)	8.429%	1/20/31	260,000	258,442	(d)(f)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	9.034%	4/26/36	270,000	270,000	(a)(d)(f)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.976%	7/15/29	250,000	249,062	(d)(f)
OHA Loan Funding Ltd., 2013-1A DR2 (3 mo. Term SOFR + 3.312%)	8.627%	7/23/31	280,000	279,308	(d)(f)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	174,514	163,537	(d)
Stratus Static CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.400%)	7.718%	10/20/31	250,000	250,002	(d)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	9.634%	4/18/37	530,000	530,000	(a)(f)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	569,124	$536,785
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.226%	10/15/31	500,000	492,474	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $29,407,905)				28,176,301

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost-$2,421,702)	1.125%	1/15/33	2,440,579	2,284,883

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
3-Month SOFR Futures, Call @ $95.000	3/15/24	792	1,980,000	4,950
3-Month SOFR Futures, Call @ $95.875	6/14/24	118	295,000	5,163
3-Month SOFR Futures, Call @ $96.000	6/14/24	360	900,000	15,750
3-Month SOFR Futures, Put @ $95.000	6/14/24	384	960,000	189,600
3-Month SOFR Futures, Put @ $95.000	9/13/24	783	1,957,500	347,456
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	3/1/24	117	117,000	2,742
U.S. Treasury 5-Year Notes Futures, Put @ $106.250	3/1/24	117	117,000	0	(j)
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.000	3/1/24	58	58,000	906
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.500	3/1/24	58	58,000	0	(j)
U.S. Treasury Long-Term Bonds Futures, Call @ $118.000	3/22/24	114	114,000	238,688

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $826,586)				805,255

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.669	BNP Paribas SA	4/17/24	2,171,675	2,171,675	6,123
U.S. Dollar/Canadian Dollar, Call @ 1.372CAD	BNP Paribas SA	3/21/24	1,970,000	1,970,000	2,900

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Japanese Yen, Put @ 143.420JPY	BNP Paribas SA	4/18/24	2,350,000	2,350,000		$7,105
U.S. Dollar/Japanese Yen, Put @ 147.820JPY	JPMorgan Chase & Co.	5/1/24	2,800,000	2,800,000		38,079

TOTAL OTC PURCHASED OPTIONS (Cost - $94,342)						54,207

TOTAL PURCHASED OPTIONS (Cost - $920,928)						859,462

				Shares
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $497,296)				16,200		401,598

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.1%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A (Cost - $360,000)		7.000%	10/1/39	360,000		379,342	(d)

TOTAL MUNICIPAL BONDS (Cost - $360,000)						379,342

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $163,545)		3.875%	7/2/40	6,361,838	UYU	173,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $314,635,006)						277,646,769

				SHARES
SHORT-TERM INVESTMENTS - 12.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $34,317,055)		5.272%		34,317,055		34,317,055	(k)(l)

TOTAL INVESTMENTS - 113.5% (Cost - $348,952,061)						311,963,824
Liabilities in Excess of Other Assets - (13.5)%						(37,172,842)
TOTAL NET ASSETS - 100.0%						$274,790,982

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At February 29, 2024, the Fund held TBA securities with a total cost of $49,597,285.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(j)	Value is less than $1.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $34,317,055 and the cost was $34,317,055 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT - (0.8)%
MORTGAGE-BACKED SECURITIES - (0.8)%
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	$(1,000,000)	$(822,721	)(a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/54	(1,400,000)	(1,246,480	)(a)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(2,060,961))				$(2,069,201)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

At February 29, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	3/15/24	$96.000	792	$1,980,000	$(4,950)
3-Month SOFR Futures, Call	6/14/24	98.000	178	445,000	(2,225)
3-Month SOFR Futures, Call	9/13/24	96.875	359	897,500	(38,144)
3-Month SOFR Futures, Call	9/13/24	97.000	1,030	2,575,000	(96,562)
3-Month SOFR Futures, Put	3/14/25	95.000	384	960,000	(184,800)
3-Month SOFR Futures, Put	6/13/25	94.750	783	1,957,500	(322,987)
SOFR 1-Year Mid-Curve Futures, Call	3/15/24	97.250	395	987,500	(2,469)
SOFR 1-Year Mid-Curve Futures, Call	3/15/24	97.375	397	992,500	(2,481)
U.S. Treasury 5-Year Notes Futures, Call	3/1/24	106.750	39	39,000	(8,227)
U.S. Treasury 5-Year Notes Futures, Call	3/22/24	109.250	78	78,000	(3,047)
U.S. Treasury 5-Year Notes Futures, Put	3/1/24	106.750	39	39,000	(2,133)
U.S. Treasury 6 to 7-Year Notes Futures, Call	3/1/24	110.250	19	19,000	(5,344)
U.S. Treasury 6 to 7-Year Notes Futures, Put	3/1/24	110.250	19	19,000	(1,781)
U.S. Treasury Long-Term Bonds Futures, Call	4/26/24	118.000	76	76,000	(214,937)
U.S. Treasury Long-Term Bonds Futures, Put	5/24/24	113.000	39	39,000	(28,641)
U.S. Treasury Long-Term Bonds Futures, Put	5/24/24	114.000	39	39,000	(35,953)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,524,504)					(954,681)

OTC WRITTEN OPTIONS
	Counterparty
Interest rate swaption, Put (Premiums received - $80,500)	Citibank N.A.	10/7/24	500.000	bps	3,500,000	3,500,000	(13,120)

TOTAL WRITTEN OPTIONS (Premiums received - $1,605,004)							$(967,801)

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	163	3/25	$39,210,486	$38,916,250	$(294,236)
3-Month SOFR	18	3/24	4,255,688	4,259,138	3,450
3-Month SOFR	456	12/25	110,267,458	109,656,600	(610,858)
Australian 10-Year Bonds	116	3/24	8,579,751	8,672,219	92,468
U.S. Treasury 2-Year Notes	142	6/24	29,088,304	29,074,500	(13,804)
U.S. Treasury 5-Year Notes	1,292	6/24	137,991,269	138,122,875	131,606
U.S. Treasury Long-Term Bonds	517	6/24	61,184,346	61,652,250	467,904
U.S. Treasury Ultra Long- Term Bonds	3	6/24	379,715	383,625	3,910
United Kingdom Long Gilt Bonds	43	6/24	5,289,049	5,324,217	35,168

					(184,392)

Contracts to Sell:
3-Month SOFR	456	12/26	110,388,817	109,833,300	555,517
Euro-Schatz	150	3/24	17,173,177	17,046,918	126,259
Japanese 10-Year Bonds	20	3/24	19,400,907	19,511,739	(110,832)
U.S. Treasury 10-Year Notes	1,372	6/24	151,212,608	151,520,250	(307,642)
U.S. Treasury Ultra 10-Year Notes	197	6/24	22,400,732	22,491,860	(91,128)

					172,174

Net unrealized depreciation on open futures contracts					$(12,218)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,278,631	USD	1,430,055	Bank of America N.A.	4/19/24	$(42,675)
EUR	1,724,869	NOK	19,556,768	BNP Paribas SA	4/19/24	24,574
JPY	35,140,000	USD	239,978	BNP Paribas SA	4/19/24	(3,685)
JPY	42,310,000	USD	290,013	BNP Paribas SA	4/19/24	(5,506)
NOK	50,511,065	USD	4,945,399	BNP Paribas SA	4/19/24	(183,863)
AUD	4,401,124	USD	2,950,883	Citibank N.A.	4/19/24	(85,622)
IDR	35,609,404,898	USD	2,271,298	Citibank N.A.	4/19/24	(8,424)
USD	3,924,324	EUR	3,610,000	Citibank N.A.	4/19/24	14,479
USD	4,675,165	EUR	4,242,509	Citibank N.A.	4/19/24	80,274
USD	552,487	GBP	433,303	Citibank N.A.	4/19/24	5,362
USD	1,471,227	GBP	1,160,000	Citibank N.A.	4/19/24	6,512
USD	240,340	JPY	35,364,000	Goldman Sachs Group Inc.	4/19/24	2,540
USD	332,799	JPY	48,684,000	Goldman Sachs Group Inc.	4/19/24	5,432
CNH	25,489,063	USD	3,582,793	JPMorgan Chase & Co.	4/19/24	(34,331)
USD	7,433,475	CNY	52,744,223	JPMorgan Chase & Co.	4/19/24	63,171
USD	2,300,349	IDR	35,609,404,898	JPMorgan Chase & Co.	4/19/24	37,476
USD	152,688	JPY	21,795,000	JPMorgan Chase & Co.	4/19/24	6,131
USD	126,271	MXN	2,170,758	JPMorgan Chase & Co.	4/19/24	(59)
CAD	4,018,701	USD	3,001,534	Morgan Stanley & Co. Inc.	4/19/24	(38,204)
JPY	21,639,000	USD	149,605	Morgan Stanley & Co. Inc.	4/19/24	(4,097)
JPY	25,748,000	USD	176,258	Morgan Stanley & Co. Inc.	4/19/24	(3,120)
JPY	29,580,000	USD	204,601	Morgan Stanley & Co. Inc.	4/19/24	(5,695)
JPY	605,145,840	USD	4,242,034	Morgan Stanley & Co. Inc.	4/19/24	(172,832)
USD	14,663,603	BRL	72,476,322	Morgan Stanley & Co. Inc.	4/19/24	157,226
USD	2,569,029	INR	214,436,892	Morgan Stanley & Co. Inc.	4/19/24	(12,223)
USD	117,629	JPY	17,596,000	Morgan Stanley & Co. Inc.	4/19/24	(692)
USD	183,338	MXN	3,148,000	Morgan Stanley & Co. Inc.	4/19/24	137
USD	1,306,657	JPY	193,150,000	JPMorgan Chase & Co.	5/7/24	4,179

Net unrealized depreciation on open forward foreign currency contracts						$(193,535)

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar

At February 29, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
119,278,000		7/11/24	Daily SOFR Compound annually	1.323% annually	$(1,745,335)	$(814,002)	$(931,333)
76,758,000		3/10/26	Daily SOFR Compound annually	4.100% annually	(621,564)	324,528	(946,092)
312,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(994,968)	118,587	(1,113,555)
17,666,000		10/31/30	3.540% annually	Daily SOFR Compound annually	398,165	176,375	221,790
18,593,000		2/28/31	3.870% annually	Daily SOFR Compound annually	(18,929)	(43,751)	24,822
26,598,000		5/15/32	3.220% annually	Daily SOFR Compound annually	1,251,327	187,188	1,064,139

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	17,129,000		3/10/34	3.400% annually	Daily SOFR Compound annually	$657,720	$(145,690)	$803,410
	7,166,000		2/15/48	2.600% annually	Daily SOFR Compound annually	1,301,989	492,576	809,413
	14,778,000		2/15/48	3.050% annually	Daily SOFR Compound annually	1,648,022	620,937	1,027,085
	3,385,000		5/15/48	3.150% annually	Daily SOFR Compound annually	324,575	317,605	6,970
	1,216,226,000	JPY	10/27/53	1.750% annually	Daily TONA Compound annually	(534,333)	—	(534,333)

Total					$ 1,666,669		$1,234,353	$432,316

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 5.472%, due 11/16/24)[4]	7,380,000	EUR	12/20/24	0.352%	1.000% quarterly	$41,426	$14,893	$26,533

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	7,380,000	EUR	12/20/24	0.166%	1.000% quarterly	$(53,366)	$(29,243)	$(24,123)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[6]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$761,904	12/20/28	5.000% quarterly	$(48,347)	$(44,938)	$(3,409)
Markit CDX.NA.IG.41 Index	36,539,000	12/20/28	1.000% quarterly	(753,959)	(611,432)	(142,527)

Total	$37,300,904			$(802,306)	$(656,370)	$(145,936)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4	Variable rate security. Interest rate disclosed is as of the most recent information available.

5

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

6

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.494%
Daily SOFR Compound	5.320%
Daily TONA Compound	(0.005)%

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this table:
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	—	Tokyo Overnight Average Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

28	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	29

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$90,973,798	—	$90,973,798
Corporate Bonds & Notes	—	49,180,805	—	49,180,805
Collateralized Mortgage Obligations	—	37,946,455	—	37,946,455
U.S. Government & Agency Obligations	—	35,966,332	—	35,966,332
Sovereign Bonds	—	31,304,306	—	31,304,306
Asset-Backed Securities	—	28,176,301	—	28,176,301
U.S. Treasury Inflation Protected Securities	—	2,284,883	—	2,284,883
Purchased Options:
Exchange-Traded Purchased Options	$805,255	—	—	805,255
OTC Purchased Options	—	54,207	—	54,207
Investments in Underlying Funds	401,598	—	—	401,598
Municipal Bonds	—	379,342	—	379,342
Non-U.S. Treasury Inflation Protected Securities	—	173,487	—	173,487

Total Long-Term Investments	1,206,853	276,439,916	—	277,646,769

Short-Term Investments†	34,317,055	—	—	34,317,055

Total Investments	$35,523,908	$276,439,916	—	$311,963,824

Other Financial Instruments:
Futures Contracts††	$1,416,282	—	—	$1,416,282
Forward Foreign Currency Contracts††	—	$407,493	—	407,493
Centrally Cleared Interest Rate Swaps††	—	3,957,629	—	3,957,629
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	41,426	—	41,426

Total Other Financial Instruments	$1,416,282	$4,406,548	—	$5,822,830

Total	$36,940,190	$280,846,464	—	$317,786,654

30	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	—	$2,069,201	—	$2,069,201
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$954,681	—	—	954,681
OTC Written Options	—	13,120	—	13,120
Futures Contracts††	1,428,500	—	—	1,428,500
Forward Foreign Currency Contracts††	—	601,028	—	601,028
Centrally Cleared Interest Rate Swaps††	—	3,525,313	—	3,525,313
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	53,366	—	53,366
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	145,936	—	145,936

Total Other Financial Instruments	$2,383,181	$4,338,763	—	$6,721,944

Total	$2,383,181	$6,407,964	—	$8,791,145

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$13,448,457	$130,270,787	130,270,787	$109,402,189	109,402,189

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report	31

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$791,282	—	$34,317,055

32	Western Asset Total Return Unconstrained Fund 2024 Quarterly Report